Subsequent Events - Additional Information (Detail) - Allianz Individual Insurance Group LLC (AIIG) - Subsequent Event $ in Thousands	Jan. 22, 2018 USD ($)
Tru Choice
Subsequent Event [Line Items]
Initial cash contribution	$ 1,716
Membership interests	100.00%
FMOs AFM, GamePlan, TAS, and Ann Arbor Annuity Exchange, LLC
Subsequent Event [Line Items]
Membership interests held in other subsidiaries contributed in exchange for membership interest of TruChoice	100.00%